CONSOLIDATED STATEMENTS OF CONDITION (PARENTHETICAL) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Held To Maturity Securities Fair Value	$ 105,110	$ 102,653
Realizable Value Of Equity Securities	$ 165,952	$ 159,821
Preferred stock, shares authorized	30,000,000	30,000,000
Preferred stock, shares issued	2,006,391	2,006,391
Preferred stock, shares outstanding	2,006,391	2,006,391
Common Stock Par Or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock Shares Authorized	170,000,000	170,000,000
Common Stock Shares Issued	104,392,222	104,320,303
Common Stock Shares Outstanding	95,589,629	99,942,845
Treasury stock	8,802,593	4,377,458